INCOME TAXES (Schedule of Unrecognized Tax Benefits Reconciliation) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAXES [Abstract]
Balance at beginning of year	$ 4,417	27,405	11,577	4,315
Increase relating to current year tax positions	2,903	18,014	18,843	7,464
Decrease relating to prior year tax positions	(838)	(5,202)	(2,955)
Decrease relating to expiration of applicable statute of limitations	(212)	(1,316)	(60)	(202)
Balance at end of year	$ 6,270	38,901	27,405	11,577